Inventory (Tables)	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Description Of Detailed Information About Inventories Explanatory

	December 31, 2020	December 31, 2019
Heap leach ore (current and non-current)	$268,703	$158,598
Less: Non-current portion of heap leach ore	(130,888)	(141,578)

Current portion of heap leach ore	137,815	17,020
Stockpiles	13,514	9,776
Work-in-process	14,988	6,366
Supplies	37,473	12,329
Finished goods	4,500	771

Current inventory	$208,290	$46,262